CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

December 31,
2018

RMB
Assets

Cash and cash equivalents	319,807,618
Investments in subsidiaries	392,559,403

Total assets	712,367,021

Liabilities and shareholders' equity

Other operating liabilities	8,158,984

Total liabilities	8,158,984

Ordinary shares (3,800,000,000 shares authorized, 1 share with HKD0.0001 as par value and 1,371,643,240 shares with USD0.0001 as par value issued as of December 31, 2017 and December 31, 2018, respectively)	916,743
Additional paid-in capital	705,422,445
Retained earnings	(5,672)
Accumulated other comprehensive income: Foreign currency translation adjustment	(2,125,479)

Total shareholders’ equity	704,208,037

Total liabilities and shareholders' equity	712,367,021

Schedule of Condensed Statements of Comprehensive Income

Condensed statements of comprehensive income

2018
RMB

Operating expenses
Administration Expense	(5,672)

Total operating expenses	(5,672)

Income before income tax	(5,672)

Net loss	(5,672)

Other comprehensive losses
Foreign currency translation adjustment	(2,125,479)

Comprehensive income	(2,131,151)

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

2018
RMB
Cash flows from operating activities:

Net loss	(5,672)
Other operating liabilities	7,311

Net cash provided by operating activities	1,639

Cash flows from financing activities:

Proceeds from initial public offering, net of offering cost paid of RMB51,967,702 in 2018	321,930,733

Net cash provided by financing activities	321,930,733

Net increase in cash and cash equivalents	321,932,372
Cash and cash equivalents at the beginning of year	-
Effect of exchange rate change on cash and cash equivalents	(2,124,754)

Cash and cash equivalents at the end of year	319,807,618